Investments Under Equity Method	6 Months Ended
Jun. 30, 2011
Investments Under Equity Method
Investments Under Equity Method

5.                  Investments Under Equity Method

Details of the Group’s equity method investees at June 30, 2011 are as follows:

Name of investee	Proportion of ownership interest	June 30, 2011 (Unaudited) (RMB’000)	June 30, 2011 (Unaudited) (US$’000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	53,679	8,305
Beijing Zhongnong Seed Industry Co., Ltd.	18.9%	6,720	1,040
Other, owned by PGW		901	139

		61,300	9,484